Share-based payment arrangements - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	8,594,289	8,847,218	6,970,505
Weighted average remaining contractual term of options outstanding (in years)	7 years 4 months 24 days
Number of options exercisable (in shares)	3,762,900	2,656,976
Weighted average remaining contractual term of options exercisable (in years)	6 years 3 months 18 days
2.80
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 2.80
Number of options outstanding (in shares)	1,059,719
Weighted average remaining contractual term of options outstanding (in years)	5 years 1 month 6 days
Number of options exercisable (in shares)	1,059,719
Weighted average remaining contractual term of options exercisable (in years)	5 years 1 month 6 days
3.42 – 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	827,740
Weighted average remaining contractual term of options outstanding (in years)	5 years 8 months 12 days
Number of options exercisable (in shares)	827,740
Weighted average remaining contractual term of options exercisable (in years)	5 years 8 months 12 days
3.42 – 4.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 3.42
3.42 – 4.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	4.00
4.70 – 6.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 104.53
Number of options outstanding (in shares)	96,794
Weighted average remaining contractual term of options outstanding (in years)	6 years 2 months 12 days
Number of options exercisable (in shares)	96,794
Weighted average remaining contractual term of options exercisable (in years)	6 years 2 months 12 days
4.70 – 6.30 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 4.70
4.70 – 6.30 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 6.30
11.51 – 17.22
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	556,312
Weighted average remaining contractual term of options outstanding (in years)	7 years 1 month 6 days
Number of options exercisable (in shares)	276,742
Weighted average remaining contractual term of options exercisable (in years)	7 years
11.51 – 17.22 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 11.51
11.51 – 17.22 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 17.22
26.00 – 47.21
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	2,743,506
Weighted average remaining contractual term of options outstanding (in years)	7 years 9 months 18 days
Number of options exercisable (in shares)	1,036,602
Weighted average remaining contractual term of options exercisable (in years)	7 years 9 months 18 days
26.00 – 47.21 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 26.00
26.00 – 47.21 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 47.21
56.75 – 78.58
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	297,597
Weighted average remaining contractual term of options outstanding (in years)	4 years 8 months 12 days
Number of options exercisable (in shares)	245,637
Weighted average remaining contractual term of options exercisable (in years)	3 years 10 months 24 days
56.75 – 78.58 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 56.75
56.75 – 78.58 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 78.58
104.53 – 127.33
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	3,012,621
Weighted average remaining contractual term of options outstanding (in years)	8 years 8 months 12 days
Number of options exercisable (in shares)	219,666
Weighted average remaining contractual term of options exercisable (in years)	8 years 8 months 12 days
104.53 – 127.33 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 104.53
104.53 – 127.33 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 127.33